PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Leasehold buildings and improvements	7,523	7,523
Right-of-use assets	2,592	2,592
Plant and machinery	4,535	4,540
Furniture and fittings	2,724	2,835
Subtotal	17,374	17,490
Less: accumulated depreciation	(8,859)	(9,300)
Property, plant and equipment, net	8,515	8,190